Document and Entity Information	May 05, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 05, 2023
Entity Registrant Name	Aprea Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39069
Entity Tax Identification Number	84-2246769
Entity Address, Address Line One	3805 Old Easton Road
Entity Address, City or Town	Doylestown
Entity Address State Or Province	PA
Entity Address, Postal Zip Code	18902
City Area Code	617
Local Phone Number	463-9385
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	APRE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001781983
Amendment Flag	false